Loss and earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Loss and earnings per share [Abstract]
(Loss)/profit attributable to shareholders	$ (7,729)	$ 334	$ (18,666)	$ (5,429)
Weighted average number of shares in issue (in shares)	52,020,849	52,020,849	52,020,849	52,020,849
Basic (loss)/earnings per share (in dollars per share)	$ (0.15)	$ 0.01	$ (0.36)	$ (0.1)
Diluted (loss)/earnings per share (in dollars per share)	$ (0.15)	$ 0.01	$ (0.36)	$ (0.1)